Accrued Expenses And Other Liabilities (Narrative) (Details)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Accrued Expenses And Other Liabilities [Abstract]
Weighted average amortization period for lease deficiency (months)	109	110